Apr. 30, 2019
SA Multi-Managed Moderate Growth Portfolio
SA Multi-Managed Moderate Growth Portfolio

Seasons Series Trust

SA Multi-Managed Growth Portfolio

SA Multi-Managed Income Portfolio

SA Multi-Managed Income/Equity Portfolio

SA Multi-Managed Large Cap Growth Portfolio

SA Multi-Managed Moderate Growth Portfolio

(each a “Portfolio” and together, the “Portfolios”)

Supplement dated April 30, 2019, to the Portfolios’ Prospectus dated July 27, 2018, as supplemented and amended to date

On or about May 1, 2019, the following changes to the Prospectus will become effective:

For each Portfolio except the SA Multi-Managed Large Cap Growth Portfolio, in the section entitled “Portfolio Summary – Principal Investment Strategies of the Portfolio,” the final paragraph in this section is deleted and replaced with the following:

Under normal market conditions, the Subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. As of December 31, 2018, these market capitalizations ranged between $262 million and $768.7 billion. The Subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Subadviser for the Growth Component seeks to invest in companies with strong name recognition and sustainable competitive advantages. The Subadviser for the Growth Component typically favors companies with rising returns on invested capital, above-average business visibility, strong free cash flow generation and an attractive risk/reward.

Fundamental research drives the investment process. The Subadviser for the Growth Component studies on an ongoing basis company developments, including business strategy and financial results. The Subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria. The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.